Income Taxes Income Taxes - Summary of Net Operating Loss and Tax Credits Carryforwards (Details) - USD ($) $ in Millions	Feb. 28, 2018	Feb. 28, 2017
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	$ 1,198
Capital Loss Carryforward	30
Research and development tax credit	371
Minimum Taxes	265	$ 264
Tax Year 2029
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	11
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	1
Tax Year 2030
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	0
Research and development tax credit	4
Minimum Taxes	109
Tax Year 2031
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	50
Capital Loss Carryforward	0
Research and development tax credit	6
Minimum Taxes	128
Tax Year 2032
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	86
Capital Loss Carryforward	0
Research and development tax credit	3
Minimum Taxes	27
Tax Year 2033
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	92
Capital Loss Carryforward	0
Research and development tax credit	110
Minimum Taxes	0
Tax Year 2034
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	80
Capital Loss Carryforward	0
Research and development tax credit	106
Minimum Taxes	0
Tax Year 2035
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	2
Capital Loss Carryforward	0
Research and development tax credit	52
Minimum Taxes	0
Tax Year 2036
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	341
Capital Loss Carryforward	0
Research and development tax credit	41
Minimum Taxes	0
Tax Year 2037
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	352
Capital Loss Carryforward	0
Research and development tax credit	22
Minimum Taxes	0
Tax Year 2038
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	184
Research and development tax credit	13
Tax Year, Indefinite
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	30
Research and development tax credit	14
Minimum Taxes	$ 0